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Aegis Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 88.1%	Shares	Value
Consumer Discretionary - 1.6%
Household Durables - 1.6%
Bassett Furniture Industries, Inc. (a)	456,855	$6,967,039

Energy - 30.6%(b)
Energy Equipment & Services - 11.2%
ACT Energy Technologies Ltd. (c)(i)	391,662	1,360,835
AKITA Drilling Ltd. - Class A (c)(i)	6,652,685	8,829,873
Enerflex Ltd.	511,060	3,950,494
Koil Energy Solutions, Inc. (a)(c)	766,584	1,548,500
Natural Gas Services Group, Inc. (a)(c)	660,289	14,506,549
Precision Drilling Corp. (c)(i)	185,938	8,644,072
STEP Energy Services Ltd. (c)(i)	277,401	850,102
Tidewater, Inc. (c)	191,964	8,114,318
Wolverine Energy & Infrastructure, Inc. (c)(e)(i)	475,591	0
		47,804,743
Oil, Gas & Consumable Fuels - 19.4%
ARC Resources Ltd. (i)	477,703	9,603,522
Ardmore Shipping Corp.	67,645	662,245
Athabasca Oil Corp. (c)(i)	2,525,998	9,794,704
International Petroleum Corp. (c)(i)	1,839,691	27,383,469
MEG Energy Corp. (i)	826,778	14,495,402
Parex Resources, Inc. (i)	474,031	4,420,622
Peabody Energy Corp.	224,171	3,037,517
SEPLAT Energy PLC (j)	3,133,891	7,023,666
Vermilion Energy, Inc. (i)	800,936	6,484,072
		82,905,219
Total Energy		130,709,962

Financials - 5.3%
Banks - 4.6%
Bank of Cyprus Holdings PLC (e)(j)	3,143,618	19,818,988
		$–
Capital Markets - 0.7%
Hennessy Advisors, Inc.	140,536	1,399,739
Westwood Holdings Group, Inc.	97,606	1,581,217
		2,980,956
Total Financials		22,799,944

Materials - 45.1%(b)
Diversified Metals & Mining - 12.5%
AIC Mines Ltd. (e)(c)(k)	2,999,457	687,706
Alphamin Resources Corp. (i)	10,873,931	3,702,600
Amerigo Resources Ltd. (a)(i)	18,172,738	24,120,030
C3 Metals, Inc. (c)(d)(i)	1,648,351	744,539
Gunnison Copper Corp. (c)(i)	2,483,258	483,174
Kenmare Resources PLC (a)(j)	4,668,188	23,246,266
Solitario Resources Corp. (c)	620,433	372,260
		53,356,575
Gold, Silver, & Precious Metals & Minerals - 23.7%
Cabral Gold, Inc. (a)(c)(d)(i)	12,911,156	3,095,340
Catalyst Metals Ltd. (e)(c)(k)	4,033,416	14,705,432
Dundee Precious Metals, Inc. (i)	606,525	8,041,762
Eldorado Gold Corp. (c)(i)	374,946	6,302,730
Equinox Gold Corp. (c)(d)(i)	2,386,790	16,403,428
Erdene Resource Development Corp. (c)(d)(i)	12,000,338	6,337,693
Galiano Gold, Inc. (c)(i)	2,150,000	2,644,453
GoldQuest Mining Corp. (c)(i)	2,849,300	871,194
i-80 Gold Corp. (c)(i)	1,064,476	628,751
Loncor Gold, Inc. (c)(d)(i)	4,142,858	1,784,908
Minera Alamos, Inc. (a)(c)(d)(i)	37,611,661	9,017,076
Mundoro Capital, Inc. (c)(d)(i)	2,714,573	433,864
Newcore Gold Ltd. (a)(c)(d)(i)	16,000,002	6,226,331
Orezone Gold Corp. (c)(i)	15,850,751	10,794,438
Perseus Mining Ltd. (e)(k)	5,226,073	10,993,190
Revival Gold, Inc. (c)(d)(i)	8,183,049	2,047,113
Toubani Resources Ltd. (c)(e)(k)	1,300,000	196,134
TriStar Gold, Inc. (e)(c)(i)	351,164	40,264
Troilus Gold Corp. (c)(i)	2,773,220	876,839
		101,440,940
Mining Services - 4.7%
Capital Ltd. (a)(j)	15,485,948	11,922,424
Geodrill Ltd. (a)(c)(i)	3,956,698	8,248,562
		20,170,986
Paper & Forest Products - 2.4%
Canfor Pulp Products, Inc. (c)(i)	174,467	78,804
Conifex Timber, Inc. (a)(i)	2,346,913	570,807
Interfor Corp. (i)	773,473	8,035,455
Mercer International, Inc.	264,447	1,626,349
		10,311,415
Steel - 1.8%
Algoma Steel Group, Inc. (i)	1,400,123	7,598,736
Total Materials		192,878,652

Utilities - 5.5%
Independent Power and Renewable Electricity Producers - 5.5%
Hallador Energy Company (c)	1,916,083	23,529,499
TOTAL COMMON STOCKS (Cost $268,649,568)		376,885,096

WARRANTS - 0.0%(f)	Contracts	Value
Materials - 0.0%(f)
Gold, Silver, & Precious Metals & Minerals — 0.0%(f)
Loncor Gold, Inc., Expires 06/10/2025, Exercise Price $0.75 (c)(d)(e)	500,000	15,392
Metals Exploration PLC, Expires 06/10/2025, Exercise Price $0.06 (c)(e)	8,249,895	80,523
Revival Gold, Inc., Expires 11/30/2026, Exercise Price $0.45 (c)(d)(e)	1,428,572	98,875
TOTAL WARRANTS (Cost $0)		194,790

SHORT-TERM INVESTMENTS - 10.7%		Value
U.S. Treasury Bills - 10.7%	Par
3.67%, 04/10/2025 (e)(g)	6,000,000	5,993,884
3.98%, 04/24/2025 (e)(g)	6,000,000	5,984,097
4.07%, 05/08/2025 (e)(g)	6,000,000	5,974,237
4.09%, 05/15/2025 (e)(g)	6,000,000	5,969,346
4.10%, 05/29/2025 (e)(g)	5,000,000	4,966,416
4.14%, 06/26/2025 (e)(g)	5,000,000	4,949,953
4.12%, 07/24/2025 (e)(g)	5,000,000	4,934,133
4.08%, 08/28/2025 (e)(g)	5,000,000	4,915,023
4.06%, 09/04/2025 (e)(g)(h)	2,000,000	1,964,597
TOTAL SHORT-TERM INVESTMENTS (Cost $45,652,689)		45,651,686

TOTAL INVESTMENTS - 98.8% (Cost $314,302,257)		422,731,572
Other Assets in Excess of Liabilities - 1.2%		5,020,577
TOTAL NET ASSETS - 100.0%		$427,752,149
two		–%
Percentages are stated as a percent of net assets.		–%

For purposes of these financial statements, the securities in the portfolio have been organized utilizing their respective Global Industry Classification Standard (“GICS®”) code. The Fund does not rely exclusively on GICS® Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund uses the GICS® Sub-Industry classifications, or aggregate thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged by Aegis Financial Corporation (“Advisor”) to be misclassified by GICS®, or has not been classified by GICS®, the Fund uses a Fund-determined GICS® framework classification.
GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI’’) and Standard & Poor’s Financial Services LLC (“S&P’’).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

PLC - Public Limited Company

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Non-income producing security.
(d)
All or a portion of this position was purchased in a private placement transaction and may be a restricted security as defined in Rule 144A under the Securities Act of 1933. Resale may only be available to Qualified Institutional Buyers or through sales on certain offshore exchanges as allowed under Section 904 of Regulation S-X.

(e)
Fair value determined using significant observable and unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $92,288,190 or 21.6% of net assets as of March 31, 2025.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown is the annualized effective yield as of March 31, 2025.
(h)	Zero coupon bonds make no periodic interest payments.
(i)	Country Currency: Canadian Dollar (CAD)
(j)	Country Currency: British Pound Sterling (GBP)
(k)	Country Currency: Australian Dollar (AUD)

Investment Valuation
Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2025
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,967,039	$-	$-	$6,967,039
Energy	130,709,962	-	0	130,709,962
Financials	2,980,956	19,818,988	-	22,799,944
Materials	166,255,926	26,622,726	-	192,878,652
Utilities	23,529,499	-	-	23,529,499
Warrants
Materials	-	194,790	-	194,790
Short-Term Investments
U.S. Treasury Bills	-	45,651,686	-	45,651,686
Total	$330,443,382	$92,288,190	$-	$422,731,572

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)				Investments in Securities
Beginning balance as of December 31, 2024				$0
Purchases				-
Sales				-
Realized gain included in earnings				-
Change in unrealized depreciation				-
Transfer into Level 3 during the period				-
Ending balance as of March 31, 2025				$0

Change in unrealized depreciation still held as of March 31, 2025				$-

Aegis Value Fund
Portfolio Characteristics
March 31, 2025 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks			88.1%
Consumer Discretionary		1.6%
Household Durables	1.6%

Energy		30.6%
Energy Equipment & Services	11.2%
Oil, Gas & Consumable Fuels	19.4%

Financials		5.3%
Banks	4.6%
Capital Markets	0.7%

Materials		45.1%
Diversified Metals & Mining	12.5%
Gold, Silver, & Precious Metals & Minerals	23.7%
Mining Services	4.7%
Paper & Forest Products	2.4%
Steel	1.8%

Utilities		5.5%
Independent Power and Renewable Electricity Producers	5.5%

Warrants*			0.0%
Materials*		0.0%
Gold, Silver, & Precious Metals & Minerals*	0.0%

Short-Term Investments
United States Treasury Bills			10.7%

Total Investments			98.8%
Other Assets in Excess of Liabilities			1.2%
Total Net Assets			100.0%

* Percentage rounds to less than 0.05% of total net assets.

Aegis Value Fund
Investments in Affiliated Companies*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of March 31, 2025 amounted to $109,468,924 representing 25.59% of net assets. A summary of affiliated transactions for the period ended March 31, 2025 is as follows:

	Share Balance December 31, 2024	Additions	Deductions	Share Balance March 31, 2025
Amerigo Resources Ltd	18,172,738	-	-	18,172,738
Bassett Furniture Industries Inc	456,855	-	-	456,855
Cabral Gold Inc	12,911,156	-	-	12,911,156
Capital Ltd	12,499,977	2,985,971	-	15,485,948
Conifex Timber Inc	2,346,913	-	-	2,346,913
Geodrill Ltd	3,956,698	-	-	3,956,698
Kenmare Resources PLC	3,957,622	710,566	-	4,668,188
Koil Energy Solutions Inc	766,584	-	-	766,584
Minera Alamos Inc	37,611,661	-	-	37,611,661
Natural Gas Services Group Inc	660,289	-	-	660,289
Newcore Gold Ltd	16,000,002	-	-	16,000,002

	Value December 31, 2024	Acquisitions	Dispositions	Corporate Actions
Amerigo Resources Ltd	19,722,057	-	-	-
Bassett Furniture Industries Inc	6,318,305	-	-	-
Cabral Gold Inc	1,841,307	-	-	-
Capital Ltd	12,675,398	2,877,579	-	-
Conifex Timber Inc	481,644	-	-	-
Geodrill Ltd	8,450,425	-	-	-
Kenmare Resources PLC	15,676,313	2,637,916	-	-
Koil Energy Solutions Inc	1,770,809	-	-	-
Minera Alamos Inc	6,541,386	-	-	-
Natural Gas Services Group Inc	17,695,745	-	-	-
Newcore Gold Ltd	3,450,555	-	-	-
Total	$94,623,944	$5,515,495	$-	$-

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Dividend Income
Amerigo Resources Ltd	-	4,397,973	24,120,030	323,144
Bassett Furniture Industries Inc	-	648,734	6,967,039	91,371
Cabral Gold Inc	-	1,254,033	3,095,340	-
Capital Ltd	-	(3,630,553)	11,922,424	-
Conifex Timber Inc	-	89,163	570,807	-
Geodrill Ltd	-	(201,863)	8,248,562	-
Kenmare Resources PLC	-	4,932,037	23,246,266	-
Koil Energy Solutions Inc	-	(222,309)	1,548,500	-
Minera Alamos Inc	-	2,475,690	9,017,076	-
Natural Gas Services Group Inc	-	(3,189,196)	14,506,549	-
Newcore Gold Ltd	-	2,775,776	6,226,331	-
Total	$-	$9,329,485	$109,468,924	$414,515

* As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the
  Distributor, Advisor, Funds or any other client of the Advisor.